Related Party Transactions (Details) - TPG Pace Solutions - USD ($)			9 Months Ended
	Jan. 08, 2021	Jan. 08, 2021	Sep. 30, 2021	Apr. 13, 2021	Mar. 18, 2021
Shares issued price per share	$ 10.00	$ 10.00
Expected percentage that the initial shareholders will hold upon closing of business combination	20.00%
Price per share sponsor agreed to liable	$ 10.00	10.00	$ 10.00
Private Placement Shares
Sale of stock price per share				$ 10.00
Sale of units description	If the Company does not complete the Business Combination within 24 months from the closing of the Proposed Offering, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will become worthless.		If the Company does not complete the Business Combination within 24 months from the closing of the Public Offering, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will become worthless.
Common Class A [Member]
Shares issued price per share	$ 10.00	10.00
Price per share for earlier end of lockup period	12.00	12.00
Sale of stock price per share	9.09	9.09
Common Class A [Member] | Original Forward Purchase Agreement
Sale of stock price per share	$ 10.00	10.00			$ 10.00
Percentage of additional number of shares agreed to issue to transferee	10.00%
Common Class A [Member] | Additional Forward Purchase Agreements
Sale of stock price per share	$ 10.00	10.00			$ 10.00
Common Class A [Member] | Private Placement Shares
Shares issued price per share	10.00	10.00
Sale of stock price per share	$ 10.00	$ 10.00	$ 10.00
Transferable Assignable Or Salable Period Of Warrants	30 days
Founder Shares
Issuance of Class G shares on March 18, 2021		20,000,000
Issuance of Class G shares on March 18, 2021	$ 25,000
Shares issued price per share	$ 0.001	$ 0.001
Percentage of shares upon completion of public offering	20.00%	20.00%
Business combination period allowed from proposed offering to exercise rights		24 months